Revenue Recognition Revenue Recognition - Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable	$ 51	$ 41	$ 48	$ 196
Provision for doubtful accounts	8	11	11
Allowance for Loan and Lease Losses Write-offs, Net	(18)	(18)	3
Allowance for Doubtful Accounts Receivable, Period Increase (Decrease)	20		(162)
Allowance for Trade Receivables [Member]
Allowance for Doubtful Accounts Receivable	7	20	13	193
Provision for doubtful accounts	(1)	0	1
Allowance for Loan and Lease Losses Write-offs, Net	(32)	7	(19)
Allowance for Doubtful Accounts Receivable, Period Increase (Decrease)	20		(162)
Allowance for Credit Loss [Member]
Allowance for Doubtful Accounts Receivable	44	21	35	$ 3
Provision for doubtful accounts	9	11	10
Allowance for Loan and Lease Losses Write-offs, Net	14	$ (25)	22
Allowance for Doubtful Accounts Receivable, Period Increase (Decrease)	$ 0		$ 0